Members Equity (Tables)	12 Months Ended
Dec. 31, 2025
Management Incentive Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of outstanding award activity excluding option

The following table summarizes the MIU activity:

	Units	Weighted- average grant date fair value
Unvested MIUs outstanding as of December 31, 2024	11,954,575	$2.20
Granted	3,049,909	15.45
Vested	(2,138,122)	4.23
Forfeited	(1,035,494)	2.84
Unvested MIUs outstanding as of December 31, 2025	11,830,868	$5.19

Summary of key assumptions used in the determination of the grant date fair value

The range of key assumptions used in the determination of the grant date fair value for the MIUs issued were as follows:

Year Ended December 31,
	2025	2024	2023
Expected annual dividend	—	—	—
Expected volatility rate	30.0% - 33.0%	25.8% - 55.0%	26.0% - 50.0%
Risk-free rate of return	3.6% - 4.0%	2.7% - 4.7%	4.1% - 4.9%
Expected term (years)	0.3 - 1.2	2.0 - 5.0	2.0 - 5.0
Discount for lack of marketability	4.0% - 8.0%	27.4% - 31.8%	N/A

Growth Participation Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of outstanding award activity excluding option

The following table summarizes the GPU activity:

	Units	Weighted average grant date fair value
Unvested GPUs outstanding as of December 31, 2024	36,411,500	$0.29
Granted	22,496,050	2.16
Vested	—	—
Forfeited	(4,223,000)	0.31
Unvested GPUs outstanding as of December 31, 2025	54,684,550	$1.05

Summary of key assumptions used in the determination of the grant date fair value

The range of key assumptions used in the determination of the grant date fair value for the GPUs issued were as follows:

	Year Ended December 31,
	2025	2024	2023
Expected annual dividend	—	—	—
Expected volatility rate	30.0% - 33.0%	25.8% - 55.0%	26.0%
Risk-free rate of return	3.6% - 4.0%	2.7% - 4.3%	4.1%
Expected term (years)	0.3 - 1.2	4.5 - 5.0	5.0
Discount for lack of marketability	4.0% - 8.0%	27.4% - 31.8%	N/A

Value Creation Bonus Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of outstanding award activity excluding option

The following table summarizes the VCB unit activity:

	Units	Weighted- average grant date fair value
Unvested VCB units outstanding as of December 31, 2024	274,473	$2.10
Granted	129,832	18.38
Vested	—	—
Forfeited	(52,086)	2.10
Unvested VCB units outstanding as of December 31, 2025	352,219	$8.10